Schedule of prepaid compensation (Details) - USD ($)	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Oct. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
[custom:PrepaidStockbasedCompensationExpense]	$ 631,878	$ 609,010
[custom:PrepaidStockbasedCompensationExpense3-0]	631,878		$ 172,939
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
[custom:PrepaidStockbasedCompensationExpense]	40,608	201,715
Chief Financial Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
[custom:PrepaidStockbasedCompensationExpense]	40,608	201,715
Relatedpartyconsultant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
[custom:PrepaidStockbasedCompensationExpense]	25,908	102,790
Business Consultant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
[custom:PrepaidStockbasedCompensationExpense]	25,908	102,790
Marketing Consultant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
[custom:PrepaidStockbasedCompensationExpense]	380,441
Marketing Consultant One [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
[custom:PrepaidStockbasedCompensationExpense]	$ 118,405